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                              THE DIRECTOR SERIES I
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED APRIL 9, 2001
                       TO THE PROSPECTUS JANUARY 26, 2001


Effective as of the close of business on June 29, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent premium payments and transfers of Contract Value.








  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


33-19945
HV-3026